Related Party Transactions - Additional Information (Detail) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
China Telecom Group [member]
Disclosure of transactions between related parties [Line Items]
Loss allowance	¥ 0	¥ 0
China Tower [member]
Disclosure of transactions between related parties [Line Items]
Loss allowance	¥ 0	¥ 0